Net (Loss) / Income Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Calculation of Net (Loss) / Income Per Share
	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net (loss)/income attributable to ordinary shareholders	(394,817)	(430,542)	219,056
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net (loss)/income per share	6,830,058	6,754,134	6,727,552
Net (loss)/income per share
Basic and diluted	(57.81)	(63.74)	32.56